Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Landcadia Holdings II, Inc
Schedule of Net loss per common share

	Three months ended		Nine months ended
	September 30,		September 30,
	2020	2019	2020	2019
Numerator:
Net income (loss) - basic and diluted	$(240,403)	$1,181,113	$570,078	$2,002,647
Less: Income attributable to common stock subject to possible redemption	(78,007)	(1,237,769)	(1,215,403)	(2,139,843)
Net loss available to common shares	$(318,410)	$(56,656)	$(645,325)	$(137,196)
Denominator:
Weighted average number of shares - basic	9,392,586	9,341,939	9,371,540	7,589,177
Warrants	—	—	—	—
Weighted average number of shares - diluted	9,392,586	9,341,939	9,371,540	7,589,177
Basic and diluted loss available to common shares	$(0.03)	$(0.01)	$(0.07)	$(0.02)

A reconciliation of the numerators and denominators for the basic and diluted per common share amounts is as follows:

	Year ended December 31,
	2019	2018	2017
Numerator:
Net income - basic and diluted	$2,499,733	$—	$—
Less: Income attributable to common stock subject to possible redemption	(2,677,465)	—	—
Net loss available to common shares	$(177,732)	$—	$—

Demoninator:
Weighted average number of shares - basic	8,032,273	3,317,875	3,317,875
Warrants	—	—	—
Weighted average number of shares - diluted	8,032,273	3,317,875	3,317,875

Basic and diluted loss available to common shares	$(0.02)	$—	$—